Note 3 - Loans/Leases Receivable	12 Months Ended
Dec. 31, 2012
Financing Receivables [Text Block]
Note 3.                 Loans/Leases Receivable

The composition of the loan/lease portfolio as of December 31, 2012 and 2011 is presented as follows:

	2012	2011

Commercial and industrial loans	$394,244,252	$350,794,278
Commercial real estate loans
Owner-occupied commercial real estate	204,911,308	167,790,621
Commercial construction, land development, and other land	44,962,381	60,384,738
Other non owner-occupied commercial real estate	344,105,550	349,628,491
	593,979,239	577,803,850

Direct financing leases *	103,685,656	93,212,362
Residential real estate loans **	115,581,573	98,107,051
Installment and other consumer loans	76,720,514	78,223,080
	1,284,211,234	1,198,140,621
Plus deferred loan/lease orgination costs, net of fees	3,176,405	2,604,876
	1,287,387,639	1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)	(18,789,262)
	$1,267,462,435	$1,181,956,235

* Direct financing leases:
Net minimum lease payments to be received	$117,719,380	$106,389,988
Estimated unguaranteed residual values of leased assets	1,095,848	1,043,326
Unearned lease/residual income	(15,129,572)	(14,220,952)
	103,685,656	93,212,362
Plus deferred lease origination costs, net of fees	3,907,140	3,217,011
	107,592,796	96,429,373
Less allowance for estimated losses on leases	(1,990,395)	(1,339,496)
	$105,602,401	$95,089,877

Management performs an evaluation of the estimated unguaranteed residual values of leased assets on an annual basis, at a minimum.  The evaluation consists of discussions with reputable and current vendors and management’s expertise and understanding of the current states of particular industries to determine informal valuations of the equipment.  As necessary and where available, management will utilize valuations by independent appraisers.  The large majority of leases with residual values contain a lease options rider which requires the lessee to pay the residual value directly, finance the payment of the residual value, or extend the lease term to pay the residual value.  In these cases, the residual value is protected and the risk of loss is minimal.

There were no losses related to residual values during the years ended December 31, 2012 and 2011.  For the year ended December 31, 2010, the Company recognized losses totaling $617,000 in residual values for two direct financing equipment leases.  At December 31, 2012, the Company had 34 leases remaining with residual values totaling $1,095,848 that were not protected with a lease end options rider.   At December 31, 2011, the Company had 39 leases remaining with residual values totaling $1,043,326 that were not protected with a lease end options rider.  Management has performed specific evaluations of these residual values and determined that the valuations are appropriate.

**Includes residential real estate loans held for sale totaling $4,577,233 and $3,832,760 as of December 31, 2012 and 2011, respectively.

The aging of the loan/lease portfolio by classes of loans/leases as of December 31, 2012 and 2011 is presented as follows:

	2012
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$388,825,307	$3,724,506	$9,940	$120,000	$1,564,499	$394,244,252
Commercial Real Estate
Owner-Occupied Commercial Real Estate	204,141,070	142,993	-	-	627,245	204,911,308
Commercial Construction, Land Development, and Other Land	42,180,819	-	-	-	2,781,562	44,962,381
Other Non Owner-Occupied Commercial Real Estate	332,644,532	86,986	1,111,856	-	10,262,176	344,105,550
Direct Financing Leases	101,635,084	877,210	174,560	-	998,802	103,685,656
Residential Real Estate	111,993,859	2,254,730	283,466	-	1,049,518	115,581,573
Installment and Other Consumer	75,711,203	301,025	20,112	39,481	648,693	76,720,514
	$1,257,131,874	$7,387,450	$1,599,934	$159,481	$17,932,495	$1,284,211,234

As a percentage of total loan/lease portfolio	97.89%	0.58%	0.12%	0.01%	1.40%	100.00%

	2011
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$347,417,683	$226,394	$239,991	$120,000	$2,790,210	$350,794,278
Commercial Real Estate
Owner-Occupied Commercial Real Estate	166,632,318	146,847	-	-	1,011,456	167,790,621
Commercial Construction, Land Development, and Other Land	55,741,827	211,878	486,802	968,919	2,975,312	60,384,738
Other Non Owner-Occupied Commercial Real Estate	336,080,128	522,323	3,732,935	-	9,293,105	349,628,491
Direct Financing Leases	91,273,406	826,187	396,344	-	716,425	93,212,362
Residential Real Estate	95,456,433	1,127,465	389,678	-	1,133,475	98,107,051
Installment and Other Consumer	76,376,399	737,543	12,122	22,160	1,074,856	78,223,080
	$1,168,978,194	$3,798,637	$5,257,872	$1,111,079	$18,994,839	$1,198,140,621

As a percentage of total loan/lease portfolio	97.57%	0.32%	0.44%	0.09%	1.59%	100.00%

Nonperforming loans/leases by classes of loans/leases as of December 31, 2012 and 2011 is presented as follows:

	2012
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$1,564,499	$184,084	$1,868,583	7.36%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	627,245	-	627,245	2.47%
Commercial Construction, Land Development, and Other Land	-	2,781,562	1,016,023	3,797,585	14.96%
Other Non Owner-Occupied Commercial Real Estate	-	10,262,176	5,820,765	16,082,941	63.34%
Direct Financing Leases	-	998,802	-	998,802	3.93%
Residential Real Estate	-	1,049,518	167,739	1,217,257	4.79%
Installment and Other Consumer	39,481	648,693	110,982	799,156	3.15%
	$159,481	$17,932,495	$7,299,593	$25,391,569	100.00%

*At December 31, 2012, nonaccrual loans/leases included $5,658,781 of troubled debt restructurings, including $99,804 in commercial and industrial loans, $5,173,589 in commercial real estate loans, $64,722 in residential real estate loans, and $320,666 in installment loans.

	2011
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$2,790,210	$187,407	$3,097,617	9.68%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	1,011,456	-	1,011,456	3.16%
Commercial Construction, Land Development, and Other Land	968,919	2,975,312	6,076,143	10,020,374	31.30%
Other Non Owner-Occupied Commercial Real Estate	-	9,293,105	5,049,795	14,342,900	44.81%
Direct Financing Leases	-	716,425	590,238	1,306,663	4.08%
Residential Real Estate	-	1,133,475	-	1,133,475	3.54%
Installment and Other Consumer	22,160	1,074,856	-	1,097,016	3.43%
	$1,111,079	$18,994,839	$11,903,583	$32,009,501	100.00%

**At December 31, 2011, nonaccrual loans/leases included $8,622,874 of troubled debt restructurings, including $198,697 in commercial and industrial loans, $8,074,777 in commercial real estate loans, $64,726 in direct financing leases, and $284,674 in installment loans.

Changes in the allowance for estimated losses on loans/leases by portfolio segment for the years ended December 31, 2012, 2011, and 2010 are presented as follows:

	Year Ended December 31, 2012

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262
Provisions charged to expense	(327,045)	2,482,327	1,313,767	370,140	531,578	4,370,767
Loans/leases charged off	(682,877)	(2,232,004)	(739,755)	(4,758)	(717,035)	(4,376,429)
Recoveries on loans/leases previously charged off	663,461	222,221	76,887	-	179,035	1,141,604
Balance, ending	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

	Year Ended December 31, 2011

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656
Provisions charged to expense	256,945	4,759,003	907,014	(4,147)	697,199	6,616,014
Loans/leases charged off	(3,262,742)	(3,590,868)	(1,100,886)	(38,935)	(1,068,320)	(9,061,751)
Recoveries on loans/leases previously charged off	334,881	341,508	2,796	-	191,158	870,343
Balance, ending	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

	Year Ended December 31, 2010

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$5,425,624	$12,665,721	$1,681,376	$685,732	$2,046,281	$22,504,734
Provisions charged to expense	5,099,350	1,203,163	684,619	97,723	378,763	7,463,618
Loans/leases charged off	(3,309,273)	(5,210,444)	(998,737)	(35,427)	(1,146,395)	(10,700,276)
Recoveries on loans/leases previously charged off	333,221	428,875	163,314	-	171,170	1,096,580
Balance, ending	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656

The allowance for estimated losses on loans/leases by impairment evaluation and by portfolio segment as of December 31, 2012 and 2011 is presented as follows:

	2012
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$280,170	$4,005,042	$125,000	$105,565	$71,992	$4,587,769
Allowance for loans/leases collectively evaluated for impairment	4,251,375	7,064,460	1,865,395	964,763	1,191,442	15,337,435
	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

Loans/leases individually evaluated for impairment	$1,006,952	$20,383,846	$998,802	$1,217,256	$687,355	$24,294,211
Loans/leases collectively evaluated for impairment	393,237,300	573,595,393	102,686,854	114,364,317	76,033,159	1,259,917,023
	$394,244,252	$593,979,239	$103,685,656	$115,581,573	$76,720,514	$1,284,211,234

Allowance as a percentage of loans/leases individually evaluated for impairment	27.82%	19.65%	12.51%	8.67%	10.47%	18.88%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.08%	1.23%	1.82%	0.84%	1.57%	1.22%
Total allowance as a percentage of total loans/leaess	1.15%	1.86%	1.92%	0.93%	1.65%	1.55%

	2011
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$903,187	$4,297,738	$66,675	$55,884	$22,819	$5,346,303
Allowance for loans/leases collectively evaluated for impairment	3,974,819	6,299,220	1,272,821	649,062	1,247,037	13,442,959
	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

Loans/leases individually evaluated for impairment	$2,152,855	$24,281,365	$1,306,663	$1,133,474	$984,806	$29,859,163
Loans/leases collectively evaluated for impairment	348,641,423	553,522,485	91,905,699	96,973,577	77,238,274	1,168,281,458
	$350,794,278	$577,803,850	$93,212,362	$98,107,051	$78,223,080	$1,198,140,621

Allowance as a percentage of loans/leases individually evaluated for impairment	41.95%	17.70%	5.10%	4.93%	2.32%	17.91%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.14%	1.14%	1.38%	0.67%	1.61%	1.15%
Total allowance as a percentage of total loans/leaess	1.39%	1.83%	1.44%	0.72%	1.62%	1.56%

Information for impaired loans/leases is presented in the tables below.  The recorded investment represents customer balances net of any partial charge-offs recognized on the loan/lease.  The unpaid principal balance represents the recorded balance outstanding on the loan/lease prior to any partial charge-offs.

Loans/leases, by classes of financing receivable, considered to be impaired as of and for the years ended December 31, 2012, 2011, and 2010 is presented as follows:

	2012
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$438,355	$1,203,710	$-	$757,286	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	678,523	678,523	-	3,359,435	3,549	3,549
Other Non Owner-Occupied Commercial Real Estate	495,702	495,702	-	5,288,820	2,017	2,017
Direct Financing Leases	777,645	777,645	-	871,076	-	-
Residential Real Estate	944,211	1,127,242	-	1,050,160	6,728	6,728
Installment and Other Consumer	534,368	534,368	-	815,720	629	629
	$4,372,125	$5,320,511	$-	$12,767,263	$20,833	$20,833

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$568,597	$590,849	$280,170	$499,036	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	-	-	-	-	-
Commercial Construction, Land Development, and Other Land	3,967,583	3,967,583	1,105,795	2,311,845	5,749	5,749
Other Non Owner-Occupied Commercial Real Estate	14,738,717	14,991,676	2,899,247	10,949,295	308,339	308,339
Direct Financing Leases	221,157	221,157	125,000	90,610	-	-
Residential Real Estate	273,045	273,045	105,565	258,677	-	-
Installment and Other Consumer	152,987	152,987	71,992	101,075	-	-
	$19,922,086	$20,197,297	$4,587,769	$14,210,538	$314,088	$314,088

Total Impaired Loans/Leases:
Commercial and Industrial	$1,006,952	$1,794,559	$280,170	$1,256,322	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	4,646,106	4,646,106	1,105,795	5,671,280	9,298	9,298
Other Non Owner-Occupied Commercial Real Estate	15,234,419	15,487,378	2,899,247	16,238,115	310,356	310,356
Direct Financing Leases	998,802	998,802	125,000	961,686	-	-
Residential Real Estate	1,217,256	1,400,287	105,565	1,308,837	6,728	6,728
Installment and Other Consumer	687,355	687,355	71,992	916,795	629	629
	$24,294,211	$25,517,808	$4,587,769	$26,977,801	$334,921	$334,921

Impaired loans/leases for which no allowance has been provided have adequate collateral, based on management’s current estimates.

	2011
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$360,947	$979,901	$-	$3,873,371	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	736,610	736,610	-	1,909,754	-	-
Commercial Construction, Land Development, and Other Land	-	-	-	2,979,950	-	-
Other Non Owner-Occupied Commercial Real Estate	3,936,826	3,986,820	-	5,568,776	-	-
Direct Financing Leases	1,094,178	1,094,178	-	1,487,570	81,921	81,921
Residential Real Estate	788,685	862,298	-	892,480	-	-
Installment and Other Consumer	593,987	593,987	-	821,889	-	-
	$7,511,233	$8,253,794	$-	$17,533,790	$81,921	$81,921

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$1,791,908	$1,791,908	$903,187	$1,175,105	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	217,059	217,059	47,911	121,201	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	4,334,241	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	10,339,415	10,839,415	1,247,377	5,595,044	11,623	11,623
Direct Financing Leases	212,485	212,485	66,675	138,127	5,244	5,244
Residential Real Estate	344,789	344,789	55,884	282,020	-	-
Installment and Other Consumer	390,819	390,819	22,819	51,871	-	-
	$22,347,930	$22,847,930	$5,346,303	$11,697,609	$70,100	$70,100

Total Impaired Loans/Leases:
Commercial and Industrial	$2,152,855	$2,771,809	$903,187	$5,048,476	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	953,669	953,669	47,911	2,030,955	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	7,314,191	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	14,276,241	14,826,235	1,247,377	11,163,820	11,623	11,623
Direct Financing Leases	1,306,663	1,306,663	66,675	1,625,697	87,165	87,165
Residential Real Estate	1,133,474	1,207,087	55,884	1,174,500	-	-
Installment and Other Consumer	984,806	984,806	22,819	873,760	-	-
	$29,859,163	$31,101,724	$5,346,303	$29,231,399	$152,021	$152,021

Impaired loans/leases for which no allowance has been provided have adequate collateral, based on management’s current estimates.

Note 3.                 Loans/Leases Receivable (Continued)

	2010
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$1,459,790	$3,350,036	$-	$1,782,357	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	681,727	681,727	-	553,012	-	-
Commercial Construction, Land Development, and Other Land	2,538,621	2,872,083	-	1,530,324	-	-
Other Non Owner-Occupied Commercial Real Estate	2,942,189	3,792,226	-	1,478,956	-	-
Direct Financing Leases	953,994	953,994	-	1,080,564	27,089	27,089
Residential Real Estate	758,031	758,031	-	721,757	-	-
Installment and Other Consumer	1,561,322	1,561,322	-	569,542	11,825	11,825
	$10,895,674	$13,969,419	$-	$7,716,512	$38,914	$38,914

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$7,364,880	$7,866,634	$3,331,436	$5,962,381	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,074,210	1,074,210	232,194	847,507	45,641	45,641
Commercial Construction, Land Development, and Other Land	7,660,458	7,660,458	1,818,193	9,263,675	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	9,872,826	10,091,777	1,658,791	9,393,250	235,366	235,366
Direct Financing Leases	811,096	811,096	335,000	663,697	-	-
Residential Real Estate	528,246	528,246	27,355	565,051	-	-
Installment and Other Consumer	49,777	49,777	49,777	432,460	-	-
	$27,361,493	$28,082,198	$7,452,746	$27,128,021	$304,730	$304,730

Total Impaired Loans/Leases:
Commercial and Industrial	$8,824,670	$11,216,670	$3,331,436	$7,744,738	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,755,937	1,755,937	232,194	1,400,519	45,641	45,641
Commercial Construction, Land Development, and Other Land	10,199,079	10,532,541	1,818,193	10,793,999	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	12,815,015	13,884,003	1,658,791	10,872,206	235,366	235,366
Direct Financing Leases	1,765,090	1,765,090	335,000	1,744,261	27,089	27,089
Residential Real Estate	1,286,277	1,286,277	27,355	1,286,808	-	-
Installment and Other Consumer	1,611,099	1,611,099	49,777	1,002,002	11,825	11,825
	$38,257,167	$42,051,617	$7,452,746	$34,844,533	$343,644	$343,644

Impaired loans/leases for which no allowance has been provided have adequate collateral, based on management’s current estimates.

For commercial and industrial and commercial real estate loans, the Company’s credit quality indicator is internally assigned risk ratings.  Each commercial loan is assigned a risk rating upon origination.  The risk rating is reviewed every 15 months, at a minimum, and on as needed basis depending on the specific circumstances of the loan.  See Note 1 for further discussion on the Company’s risk ratings.

For direct financing leases, residential real estate loans, and installment and other consumer loans, the Company’s credit quality indicator is performance determined by delinquency status.  Delinquency status is updated daily by the Company’s loan system.

For each class of financing receivable, the following presents the recorded investment by credit quality indicator as of December 31, 2012 and 2011:

	2012
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$371,856,380	$195,567,523	$38,125,793	$312,370,393	$917,920,089
Special Mention (Rating 6)	8,008,866	5,488,602	1,238,152	7,319,902	22,055,522
Substandard (Rating 7)	14,379,006	3,855,183	5,598,436	24,415,255	48,247,880
Doubtful (Rating 8)	-	-	-	-	-
	$394,244,252	$204,911,308	$44,962,381	$344,105,550	$988,223,491

	2012
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$102,686,854	$114,364,316	$75,921,358	$292,972,528
Nonperforming	998,802	1,217,257	799,156	3,015,215
	$103,685,656	$115,581,573	$76,720,514	$295,987,743

	2011
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$324,225,905	$158,955,618	$46,268,554	$310,401,972	$839,852,049
Special Mention (Rating 6)	8,814,497	2,700,496	764,586	13,754,798	26,034,377
Substandard (Rating 7)	17,753,876	6,134,507	13,351,598	25,471,721	62,711,702
Doubtful (Rating 8)	-	-	-	-	-
	$350,794,278	$167,790,621	$60,384,738	$349,628,491	$928,598,128

	2011
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$91,905,699	$96,973,576	$77,126,064	$266,005,339
Nonperforming	1,306,663	1,133,475	1,097,016	3,537,154
	$93,212,362	$98,107,051	$78,223,080	$269,542,493

*Performing = loans/leases accruing and less than 90 days past due.  Nonperforming = loans/leases on nonaccrual, accruing loans/leases that are greater than or equal to 90 days past due, and accruing troubled debt restructurings.

As of December 31, 2012 and 2011, troubled debt restructurings totaled $12,958,374 and $20,526,457, respectively.

For each class of financing receivable, the following presents the number and recorded investment of troubled debt restructurings, by type of concession, that were restructured during the years ended December 31, 2012 and 2011.  The difference between the pre-modification recorded investment and the post-modification recorded investment would be any partial charge-offs at the time of restructuring.
	2012
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$733,442	$733,442	$176,526

CONCESSION - Significant payment delay
Commercial Construction, Land Development, and Other Land	8	$1,274,172	$1,274,172	$190,997
Other Non Owner-Occupied Commercial Real Estate	2	264,173	264,173	36,724
Residential Real Estate	1	64,722	64,722	-
Installment and Other Consumer	2	35,318	35,318	5,332
	13	$1,638,385	$1,638,385	$233,053

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	1	$337,500	$337,500	$55,295
Other Non Owner-Occupied Commercial Real Estate	2	1,542,784	1,289,825	262,704
Residential Real Estate	1	167,739	167,739	-
Installment and Other Consumer	1	16,043	16,043	-
	5	$2,064,066	$1,811,107	$317,999

TOTAL	19	$4,435,893	$4,182,934	$727,578

Of the troubled debt restructurings reported above, 9 with post-modification recorded investments totaling $1,779,126 were on nonaccrual as of December 31, 2012.

	2011
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$2,851,134	$2,851,134	$-

CONCESSION - Significant payment delay
Commercial and Industrial	4	$1,175,819	$1,175,819	$-
Other Non Owner-Occupied Commercial Real Estate	2	4,309,589	4,309,589	308,254
Direct Financing Leases	2	633,621	633,621	-
Installment and Other Consumer	1	187,650	187,650	125,928
	9	$6,306,679	$6,306,679	$434,182

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	5	$6,549,376	$6,549,376	$2,203,438

TOTAL	15	$15,707,189	$15,707,189	$2,637,620

Of the troubled debt restructurings reported above, five with post-modification recorded investments totaling $4,480,398 were on nonaccrual at December 31, 2011.  None of the troubled debt restructurings reported above had partial charge-offs.

For the years ended December 31, 2012 and 2011, none of the Company’s troubled debt restructurings had redefaulted within 12 months subsequent to restructure where default is defined as delinquency of 90 days or more and/or placement on nonaccrual status.

Loans are made in the normal course of business to directors, executive officers, and their related interests.  The terms of these loans, including interest rates and collateral, are similar to those prevailing for comparable transactions with other persons.  An analysis of the changes in the aggregate committed amount of loans greater than or equal to $60,000 during the years ended December 31, 2012, 2011, and 2010, was as follows:

	2012	2011	2010

Balance, beginning	$19,155,542	$20,796,427	$25,532,422
Net increase (decrease) due to change in related parties	2,784,143	(235,000)	(9,306,435)
Advances	6,754,970	10,674,567	13,576,200
Repayments	(8,192,597)	(12,080,452)	(9,005,760)
Balance, ending	$20,502,058	$19,155,542	$20,796,427

The Company’s loan portfolio includes a geographic concentration in the Midwest.  Additionally, the loan portfolio includes a concentration of loans in certain industries as of December 31, 2012 and 2011 as follows:

	2012		2011
Industry Name	Balance	Percentage of Total Loans/Leases	Balance	Percentage of Total Loans/Leases

Lessors of Non-Residential Buildings	$178,060,120	14%	$179,510,937	15%
Lessors of Residential Buildings	61,459,574	5%	50,029,069	4%
Bank Holding Companies	47,662,055	4%	38,046,779	3%